Accrued Liabilities and Other and Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued Liabilities and Other

	December 31, 2022 $	December 31, 2021 $
Accrued liabilities	78,301	93,728
Deferred revenues - current	1,650	852
Current portion of derivative liabilities (note 15)	—	180
Office lease liability – current (note 1)	2,232	2,142
Asset retirement obligation - current	4,788	6,161
	86,971	103,063

Schedule of Other Long-Term Liabilities
Other Long-Term Liabilities

	December 31, 2022 $	December 31, 2021 $
Freight tax provisions (note 21)	42,477	46,956
Asset retirement obligation	2,923	8,792
Office lease liability – long-term (note 1)	10,537	8,666
Pension liabilities	6,194	7,416
Other	1,380	678
	63,511	72,508